Property, plant and equipment - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Expense relating to short-term leases and low value assets	€ 26	€ 25	€ 27
Cash outflow for leases, excluding short-term leases	€ 389	€ 302	€ 269
Office and industrial premises
Disclosure of detailed information about property, plant and equipment [line items]
Leased assets, percentage	93.00%
Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Leased assets, percentage	7.00%